LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT.
LONG-TERM DEBT

17.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2021	2021	2020
Quebecor Media (i)
Senior Notes (ii)		$1,089.3	$1,593.4

Videotron (iii)
Bank credit facility (iv)	1.90%	285.0	—
Senior Notes (ii)		5,123.2	4,120.0
		5,408.2	4,120.0
TVA Group (iii)
Bank credit facility (v)	1.85%	12.0	27.1

Total long-term debt		6,509.5	5,740.5

Change in fair value related to hedged interest rate risk		8.3	16.8
Financing costs, net of amortization		(37.8)	(29.7)
		(29.5)	(12.9)
		6,480.0	5,727.6
Less current portion		(12.0)	(27.1)
		$6,468.0	$5,700.5

As of December 31, 2021, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $3,245.9 million ($3,655.1 million as of December 31, 2020) while the net fair value of related hedging derivative instruments was in an asset position of $381.4 million ($605.1 million as of December 31, 2020).

(i)

Quebecor Media’s bank credit facility provides for a $300.0 million secured revolving credit facility that matures in July 2022 and bears interest at Bankers’ acceptance rate, London Inter-Bank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. This credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, and make other distributions. It is secured by liens on all of the movable property and assets of the Corporation (primarily shares of its subsidiaries), now owned or hereafter acquired. As of December 31, 2021, the credit facility was secured by assets with a carrying value of $1,255.7 million ($1,130.2 million in 2020). As of December 31, 2021 and 2020, no amount was drawn on the secured revolving credit facility.

17.  LONG-TERM DEBT (continued)

(ii)

The Senior Notes are unsecured and contain certain restrictions on the respective issuers, including limitations on their ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first three or five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Senior Notes issued by Videotron are guaranteed by specific subsidiaries of Videotron. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2021:

			Annual nominal		Interest payable
Principal amount			interest rate	Maturity date	every 6 months on
Quebecor Media
US$	850.0		5.750%	January 15, 2023	June and December 15

Videotron
US$	600.0		5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	June 15, 2025	April and October 15
	$375.0		5.750%	January 15, 2026	March and September 15
US$	600.0		5.125%	April 15, 2027	April and October 15
	$800.0		4.500%	January 15, 2030	April and October 15
	$650.0	[1]	3.125%	January 15, 2031	January and July 15
	$750.0	[2]	3.625%	June 15, 2028	June and December 15
US$	500.0	[3]	3.625%	June 15, 2029	June and December 15
1	The Notes were issued in January 2021 for net proceeds of $644.0 million, net of financing costs of $6.0 million.
2	The Notes were issued in June 2021 for net proceeds of $743.2 million, net of financing costs of $6.8 million.
3	The Notes were issued in June 2021 for net proceeds of $599.6 million, net of financing costs of $5.8 million.

(iii) The debts of these subsidiaries are non-recourse to Quebecor Media.

(iv) Videotron’s bank credit facility provides for a $1,500.0 million secured revolving credit facility that matures in July 2023 and bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by Videotron’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of Videotron and most of its wholly owned subsidiaries. As of December 31, 2021, the bank credit facility was secured by assets with a carrying value of $8,900.3 million ($8,114.0 million in 2020). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on Videotron’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2021, $285.0 million was drawn on the secured revolving credit facility (no amount was drawn as of December 31, 2020).

(v)  TVA Group’s bank credit facility provides for a secured revolving credit facility in the amount of $75.0 million that matures in February 2022 and bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by TVA Group’s leverage ratio. The bank credit facility contains covenants such as maintaining certain financial ratios, limitations on TVA Group’s ability to incur additional indebtedness, pay dividends, or make other distributions. The credit facility is secured by liens on all of its movable assets and an immovable hypothec on its head office building. As of December 31, 2021, $12.0 million was drawn on the revolving credit facility ($27.1 million as of December 31, 2020).

17.  LONG-TERM DEBT (continued)

In December 2021, Investissement Québec granted TVA Group an interest-free unsecured loan for a maximum amount of $25.0 million in order to support the construction of a fourth MELS production studio. The loan contains certain restrictive covenants as well as typical representations and warranties for these loans. As of December 31, 2021, no amount was drawn on the unsecured loan.

On February 15, 2022, TVA Group amended its secured revolving credit facility to extend its term to February 2023.

On December 31, 2021, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2022	$12.0
2023	1,374.2
2024	758.2
2025	400.0
2026	375.0
2027 and thereafter	3,590.1

Changes in long-term debt are as follows:

	2021	2020
Balance at beginning of year	$5,727.6	$5,899.4
Net change under revolving facilities, net of financing costs	269.8	(116.1)
Issuance of long-term debt, net of financing costs	1,986.8	–
Repayment of long-term debt, excluding early redemption premium	(1,484.7)	–
Foreign currency translation	(22.6)	(71.4)
Amortization of financing costs	7.9	8.0
Change in fair value related to hedged interest rate risk	(8.5)	7.7
Other	3.7	–
Balance at end of year	$6,480.0	$5,727.6